Loan from Related Parties	12 Months Ended
Dec. 31, 2022
Loan from Related Parties [Abstract]
LOAN FROM RELATED PARTIES

NOTE 7 – LOAN FROM RELATED PARTIES

The table below lists the outstanding loans being carried by the Company and its subsidiaries from shareholders or companies controlled by shareholders:

Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest	Amount Outstanding December 31, 2021, net (USD in thousands)	Amount Outstanding December 31, 2022, net (USD in thousands)	Due Date	Balance sheet classification	Lender
Maple X, Inc.	222	10%	222	-	12/10/2023	Long term liabilities	CityR Group Holdings LLC
Pecan Ranch West LLC	1,980	10%	1,980	-	11/15/2023	Long term liabilities	CityR Group Holdings LLC
Pecan Ranch Development LLC	236	10%	236	-	12/10/2023	Short term liabilities	CityR Group Holdings LLC
Pecan Ranch North LLC	37	10%	37	-	12/10/2023	Long term liabilities	CityR Group Holdings LLC
Maple Farms GP LLC	91	10%	91	-	12/17/2023	Long term liabilities	CityR Group Holdings LLC
Maple Grove GP LLC	433	10%	433	-	12/8/2023	Short term liabilities	CityR Group Holdings LLC
Total			2,999	-

Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest	Amount Outstanding December 31, 2021, net (USD in thousands)	Amount Outstanding December 31, 2022, net (USD in thousands)	Due Date	Balance sheet classification	Lender
Pecan Ranch Development LLC	237	10%	237	-	12/10/2023	Short term liabilities	Debt Fund 3 Investors LLC
Pecan Ranch Square LLC	1,136	10%	1,136	1,030	12/10/2023	Short term liabilities	Debt Fund 3 Investors LLC
Pecan Ranch Square LLC	116	10%	-	116	10/01/2024	Long term liabilities	Debt Fund 3 Investors LLC
Pecan Ranch North LLC	32	10%	32	32	12/10/2023	Long term liabilities	Debt Fund 3 Investors LLC
Pecan Ranch North LLC	485	10%	-	75	05/15/2024	Long term liabilities	Debt Fund 3 Investors LLC
Pecan Ranch North LLC	39	10%	-	39	03/26/2024	Long term liabilities	Maple Fund 1 LLC
Pecan Ranch North LLC	100		-	100		Short term liabilities	Maple Development Group
Maple Grove Square LLC	767	10%	729	624	12/8/2023	Short term liabilities	Debt Fund 3 Investors LLC
Maple Grove Square LLC	82	10%	-	82	10/01/2024	Long term liabilities	Debt Fund 3 Investors LLC
Maple Grove Development LLC	582	10%	582	-	12/8/2023	Short term liabilities	Debt Fund 3 Investors LLC
Maple Reserve Square LLC	262	10%	-	254	09/30/2024	Long term liabilities	Debt Fund 3 Investors LLC
Maple Reserve Square LLC	26	10%	-	26	12/12/2024	Long term liabilities	Debt Fund 3 Investors LLC
Maple X, Inc.	234	10%	-	234	03/26/2024	Long term liabilities	Debt Fund 3 Investors LLC
Maple X, Inc.	452		-	452		Long term liabilities	Maple Development Group
Pecan Ranch GP LLC	249	10%	-	249	03/26/2024	Long term liabilities	Maple Fund 1 LLC
Pecan Ranch West LLC	1,500	10%	-	1,099	03/29/2024	Long term liabilities	Debt Fund 3 Investors LLC
Pecan Ranch West LLC	584	10%	-	584	05/15/2024	Long term liabilities	Debt Fund 3 Investors LLC
Pecan Ranch West LLC	128	10%	-	128	05/15/2024	Long term liabilities	Debt Fund 3 Investors LLC
Pecan Ranch West LLC	154	10%	-	154	12/22/2024	Long term liabilities	Debt Fund 3 Investors LLC

Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest	Amount Outstanding December 31, 2021, net (USD in thousands)	Amount Outstanding December 31, 2022, net (USD in thousands)	Due Date	Balance sheet classification	Lender
Maple Farms GP LLC	95	10%	-	95	05/16/2024	Long term liabilities	Debt Fund 3 Investors LLC
Maple Farms GP LLC	126	10%	-	126	09/30/2024	Long term liabilities	Debt Fund 3 Investors LLC
Maple Farms GP LLC	263	10%	-	263	01/10/2024	Long term liabilities	Debt Fund 3 Investors LLC
Maple Farms GP LLC	25	10%	-	25	01/10/2024	Long term liabilities	Debt Fund 3 Investors LLC
Maple Grove GP LLC	456	10%	-	438	03/26/2024	Long term liabilities	Maple Fund 1 LLC
Maple Woods GP LLC	224	10%	-	224	09/30/2024	Long term liabilities	Maple Fund 1 LLC
Maple Reserve Square LLC	100	10%	-	100	12/12/2024	Long term liabilities	Itiel Kaplan
Total			2,716	6,549

Loans are presented net of issuance costs of about $98 thousand.

Guarantees

Michael Sabo, our Controlling Shareholders, at the request of the lenders have personally guaranteed the subsidiaries’ financial liabilities under certain loan agreements as detailed in the table below:

Property	Loan Amount (USD in thousands)	Guarantor
Maple Grove	3,517	Michael Sabo & Itiel Kaplan
Maple View	2,128	Michael Sabo
Pecan Ranch	2,220	Michael Sabo
Maple Heights	1,196	Michael Sabo
Maple Reserve	10,000	Michael Sabo & Itiel Kaplan

There is an unwritten agreement between the Controlling Shareholders that the company will indemnify any of the Controlling Shareholders who have provided personal guarantees to lenders for damages that will be caused by the very act of providing said guarantees.